Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Prepaid expenses and other current assets [Abstract]
Accrued expenses and other current liabilities
10.	Accrued expenses and other current liabilities

Accrued expenses and other payables consist of the following:

	As of December 31,
	2020	2021
	USD	USD
Accrued expenses and other current liabilities
Deposits received from customers	$20,416	$27,615
Accrued expenses	133,649	90,491
VAT and other taxes payable	28,619	216,516
Payroll payable	153,783	45,369
Total	$336,467	$379,991